Consolidated statement of cash flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Generated from Operations
Net income	$ 3,517	$ 3,395	$ 485
Depreciation and amortization	2,350	2,055	1,939
Goodwill and other asset impairment charges (Notes 8, 11 and 12)	801	1,257	1,388
Deferred income taxes (Note 16)	284	566	196
Deferred income taxes – U.S. Tax Reform and 2018 FERC Actions (Note 16)	(167)	(804)	0
Income from equity investments (Note 9)	(714)	(773)	(514)
Distributions received from operating activities of equity investments (Note 9)	985	970	844
Employee post-retirement benefits funding, net of expense (Note 23)	(35)	(64)	(3)
(Gain)/loss on assets held for sale/sold (Note 26)	(170)	(631)	833
Equity allowance for funds used during construction	(374)	(362)	(253)
Unrealized losses/(gains) on financial instruments	220	(149)	(149)
Other	(40)	43	55
(Increase)/decrease in operating working capital (Note 25)	(102)	(273)	248
Net cash provided by operations	6,555	5,230	5,069
Investing Activities
Capital expenditures (Note 4)	(9,418)	(7,383)	(5,007)
Capital projects in development (Note 4)	(496)	(146)	(295)
Contributions to equity investments (Notes 4 and 9)	(1,015)	(1,681)	(765)
Acquisitions, net of cash acquired	0	0	(13,608)
Proceeds from sales of assets, net of transaction costs	614	4,683	6
Reimbursement of costs related to capital projects in development (Note 12)	470	634	0
Other distributions from equity investments (Note 9)	121	362	727
Deferred amounts and other	(295)	(168)	159
Net cash used in investing activities	(10,019)	(3,699)	(18,783)
Financing Activities
Notes payable issued/(repaid), net	817	1,038	(329)
Long-term debt issued, net of issue costs	6,238	3,643	12,333
Long-term debt repaid	(3,550)	(7,085)	(7,153)
Junior subordinated notes issued, net of issue costs	0	3,468	1,549
Dividends on common shares	(1,571)	(1,339)	(1,436)
Dividends on preferred shares	(158)	(155)	(100)
Distributions to non-controlling interests	(225)	(283)	(279)
Common shares issued, net of issue costs	1,148	274	7,747
Common shares repurchased (Note 20)	0	0	(14)
Preferred shares issued, net of issue costs	0	0	1,474
Partnership units of TC PipeLines, LP issued, net of issue costs	49	225	215
Common units of Columbia Pipeline Partners LP acquired	0	(1,205)	0
Net cash provided by/(used in) financing activities	2,748	(1,419)	14,007
Effect of Foreign Exchange Rate Changes on Cash and Cash Equivalents	73	(39)	(127)
(Decrease)/Increase in Cash and Cash Equivalents	(643)	73	166
Cash and Cash Equivalents, Beginning of year	1,089	1,016	850
Cash and Cash Equivalents, End of year	$ 446	$ 1,089	$ 1,016